DEFERRED TAX ASSETS AND LIABILITIES - Consolidated elimination amount (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax assets	¥ 10,915	¥ 7,289
Deferred tax liabilities	¥ 10,915	¥ 7,289